Intangible and tangible assets - Total property, plant and equipment (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, plant and equipment
Property, plant and equipment	$ 109,397	$ 111,971	$ 109,518	$ 106,876
Gross value/Cost
Property, plant and equipment
Property, plant and equipment	262,941	248,967	241,015
Depreciation, amortization and impairment
Property, plant and equipment
Property, plant and equipment	(153,544)	(136,996)	(131,497)
Exploration & Production
Property, plant and equipment
Property, plant and equipment	91,800	96,682	95,072
Exploration & Production | Gross value/Cost
Property, plant and equipment
Property, plant and equipment	206,602	199,716	192,199
Exploration & Production | Depreciation, amortization and impairment
Property, plant and equipment
Property, plant and equipment	(114,802)	(103,034)	(97,127)
Exploration & Production | Proved properties
Property, plant and equipment
Property, plant and equipment	62,223	62,901	58,687
Exploration & Production | Proved properties | Gross value/Cost
Property, plant and equipment
Property, plant and equipment	174,336	163,860	153,530
Exploration & Production | Proved properties | Depreciation, amortization and impairment
Property, plant and equipment
Property, plant and equipment	(112,113)	(100,959)	(94,843)
Exploration & Production | Unproved properties
Property, plant and equipment
Property, plant and equipment	1,828	1,996	2,423
Exploration & Production | Unproved properties | Gross value/Cost
Property, plant and equipment
Property, plant and equipment	1,980	1,996	2,423
Exploration & Production | Unproved properties | Depreciation, amortization and impairment
Property, plant and equipment
Property, plant and equipment	(152)
Exploration & Production | Work in progress
Property, plant and equipment
Property, plant and equipment	27,749	31,785	33,962
Exploration & Production | Work in progress | Gross value/Cost
Property, plant and equipment
Property, plant and equipment	30,286	33,860	36,246
Exploration & Production | Work in progress | Depreciation, amortization and impairment
Property, plant and equipment
Property, plant and equipment	(2,537)	(2,075)	(2,284)
Other property, plant and equipment
Property, plant and equipment
Property, plant and equipment	17,597	15,289	14,446
Other property, plant and equipment | Gross value/Cost
Property, plant and equipment
Property, plant and equipment	56,339	49,251	48,816
Other property, plant and equipment | Depreciation, amortization and impairment
Property, plant and equipment
Property, plant and equipment	(38,742)	(33,962)	(34,370)
Other property, plant and equipment | Land
Property, plant and equipment
Property, plant and equipment	1,157	1,011	970
Other property, plant and equipment | Land | Gross value/Cost
Property, plant and equipment
Property, plant and equipment	1,809	1,578	1,551
Other property, plant and equipment | Land | Depreciation, amortization and impairment
Property, plant and equipment
Property, plant and equipment	(652)	(567)	(581)
Other property, plant and equipment | Machinery, plant and equipment
Property, plant and equipment
Property, plant and equipment	7,780	5,680	5,748
Other property, plant and equipment | Machinery, plant and equipment | Gross value/Cost
Property, plant and equipment
Property, plant and equipment	33,554	28,620	28,723
Other property, plant and equipment | Machinery, plant and equipment | Depreciation, amortization and impairment
Property, plant and equipment
Property, plant and equipment	(25,774)	(22,940)	(22,975)
Other property, plant and equipment | Buildings
Property, plant and equipment
Property, plant and equipment	3,344	2,998	2,637
Other property, plant and equipment | Buildings | Gross value/Cost
Property, plant and equipment
Property, plant and equipment	9,203	7,977	7,655
Other property, plant and equipment | Buildings | Depreciation, amortization and impairment
Property, plant and equipment
Property, plant and equipment	(5,859)	(4,979)	(5,018)
Other property, plant and equipment | Work in progress
Property, plant and equipment
Property, plant and equipment	2,309	2,770	2,577
Other property, plant and equipment | Work in progress | Gross value/Cost
Property, plant and equipment
Property, plant and equipment	2,310	2,780	2,705
Other property, plant and equipment | Work in progress | Depreciation, amortization and impairment
Property, plant and equipment
Property, plant and equipment	(1)	(10)	(128)
Other property, plant and equipment | Other
Property, plant and equipment
Property, plant and equipment	3,007	2,830	2,514
Other property, plant and equipment | Other | Gross value/Cost
Property, plant and equipment
Property, plant and equipment	9,463	8,296	8,182
Other property, plant and equipment | Other | Depreciation, amortization and impairment
Property, plant and equipment
Property, plant and equipment	$ (6,456)	$ (5,466)	$ (5,668)